ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2017
Other Liabilities, Current [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
NOTE 8:-	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31,
	2016	2017

Accrued expenses	$16,892	$33,241
Hedging transaction liability	857	2,973
Uncertain tax positions	1,098	1,378

	$18,847	$37,592